Offerings - Offering: 1	Feb. 26, 2026 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares
Maximum Aggregate Offering Price	$ 400,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-275907
Carry Forward Initial Effective Date	Dec. 06, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 56,147.80
Offering Note	Tanger Inc. (the "Registrant") has previously registered shares of its common shares, $0.01 par value per share (the "Common Shares"), having an aggregate offering price of up to $400,000,000, offered by means of a 424(b)(5) prospectus supplement, dated February 24, 2025 (the "Prior Prospectus Supplement"), pursuant to the Registration Statement on Form S-3ASR, dated December 6, 2023 (the "Prior Registration Statement"). In connection with the filing of the Prior Prospectus Supplement, the Registrant paid a registration fee of $56,147.80 in connection with the registration of Common Shares having a maximum aggregate offering price of $400,000,000. As of the date of this prospectus supplement, Common Shares having an aggregate offering price of up to $400,000,000 remain unsold under the Prior Prospectus Supplement (the "Carry Forward Securities"). Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the Carry Forward Securities, and the registration fee of $56,147.80 that has already been paid and remains unused with respect to the Carry Forward Securities previously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder will continue to be applied to the Carry Forward Securities. Pursuant to Rule 415(a)(6), the offering of the Carry Forward Securities under the Prior Registration Statement will be deemed terminated as of the effective date of the Registrant's new registration statement on Form S-3ASR (File No. 333 - [__]), filed with the SEC on February 26, 2026. As a result, no additional filing fee is due.